Loans Payable - Third Parties (Details)	Dec. 13, 2023 CNY (¥)	Dec. 13, 2023 USD ($)
Loans Payable - Third Parties [Abstract]
Borrowed an interest-free loan	¥ 2,833,080	$ 400,000
Interest rate	6.00%	6.00%